NOTE F—CONCENTRATIONS AND RISKS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Percentage generated from tenants	100	100